Business Combination (Details Narrative)		3 Months Ended	12 Months Ended
	Sep. 08, 2022 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jul. 11, 2023 Integer	Apr. 21, 2023	Jan. 11, 2023 USD ($) Integer
Business Acquisition [Line Items]
Percentage of ownership of outstanding common stock, maximum							4.99%
Percentage of ownership of outstanding common stock, maximum, limit increase							9.99%
Cash consideration paid to existing preferred stockholders			$ 3,687,000
Preliminary allocation of goodwill	$ 9,200,000
Decrease in goodwill		$ 106,000	758,000	(167,000)
Impairment loss			10,500,000	0
Notes payable		$ 1,997,000	$ 2,119,000	961,000
Debt instrument, interest rate, stated percentage		10.00%	10.00%
Short-term notes outstanding			$ 103,000
Notes payable - long-term portion		$ 282,000	$ 322,000
Senior Secured Convertible Notes [Member]
Business Acquisition [Line Items]
Debt instrument, interest rate, stated percentage		6.00%				0.00%	6.00%
Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Business Acquisition [Line Items]
Number of accredited investors | Integer					2		2
Convertible notes							$ 3,300,000
Restated Financing Agreement [Member]
Business Acquisition [Line Items]
Debt instrument, interest rate, stated percentage			4.50%	4.50%
Advance rate, percent of invoices issued			85.00%
Line of credit facility, maximum borrowing capacity			$ 2,500,000
Debt instrument, annual interest rate percentage			8.50%	5.50%
Debt instrument, fee amount			$ 14,700
Long-term line of credit, total			71,000	$ 0
Enertec Short-term Bank Credit And Secured Promissory Mote [Member]
Business Acquisition [Line Items]
Notes payable			$ 1,600,000	$ 900,000
Debt instrument, interest rate, stated percentage			6.00%
Interest rate, terms			interest, and is paid either on a monthly or weekly basis.
Giga-tronics [Member]
Business Acquisition [Line Items]
Weighted average cost of capital discount rate percentage			17.50%
Trademarks [Member]
Business Acquisition [Line Items]
Preliminary allocation of goodwill	1,000,000.0
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Preliminary allocation of goodwill	1,400,000
Customer Lists [Member]
Business Acquisition [Line Items]
Preliminary allocation of goodwill	3,900,000
Inventory [Member]
Business Acquisition [Line Items]
Preliminary allocation of goodwill	2,700,000
Other Assets [Member]
Business Acquisition [Line Items]
Preliminary allocation of goodwill	$ 200,000
Gresham Worldwide Inc [Member]
Business Acquisition [Line Items]
Percentage of acquired capital stock	100.00%
Number of shares issued upon conversion | shares	3,960,043
Percentage of ownership of outstanding common stock, maximum	69.60%
Share exchange agreement, loaned amount	$ 4,200,000
Business acquisition, maturity date	Feb. 14, 2023
Fair value of purchase consideration	$ 8,200,000
Business combination common stock and prefunded warrants	4,000,000.0
Business acquisition, fair value of vested stock incentives	400,000
Cash consideration paid to existing preferred stockholders	$ 3,800,000
Gresham Worldwide Inc [Member] | BitNile [Member]
Business Acquisition [Line Items]
Business acquisition, interest rate	10.00%
Gresham Worldwide Inc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Share exchange agreement, number of shares of common stock | shares	749,626
Gresham Worldwide Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares exchanged | shares			2,920,000
Gresham Worldwide Inc [Member] | Series F Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares exchanged | shares			514.8
Percentage of ownership of outstanding common stock, maximum	71.20%
Percentage of ownership of outstanding common stock, maximum, limit increase	19.99%